Retirement Plans - Schedule for Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Pension Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 8	$ 5
Prior service credit	0	0
Total accumulated other comprehensive loss (income)	8	5
Defined Benefit Pension Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	659	757
Prior service credit	(16)	(6)
Total accumulated other comprehensive loss (income)	643	751
Other Postretirement Benefit Plans | U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(2)	0
Prior service credit	0	0
Total accumulated other comprehensive loss (income)	(2)	0
Other Postretirement Benefit Plans | Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(2)	0
Prior service credit	0	0
Total accumulated other comprehensive loss (income)	$ (2)	$ 0